Summary of Significant Accounting Policies - Effects of Adoption of New Accounting Principles (Details) - CAD ($) $ in Millions	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle\
Current liabilities		$ 3,125.1		$ 4,102.0
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle\
Long term assets			$ 181.0
Long term liabilities			170.5
Current liabilities			$ 23.3
ASU 2016-13 | Accounts receivable | Subsequent Event | Forecast
New Accounting Pronouncements or Change in Accounting Principle\
Anticipated effect on account balance (percent)	(1.00%)
ASU 2016-13 | Accumulated deficit | Subsequent Event | Forecast
New Accounting Pronouncements or Change in Accounting Principle\
Anticipated effect on account balance (percent)	1.00%